Operating Income (Loss) by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Operating income (loss)	$ 109,433	$ 88,523	$ 83,383
Productivity and Business Processes
Segment Reporting Information [Line Items]
Operating income (loss)	59,661	50,074	43,163
Intelligent Cloud
Segment Reporting Information [Line Items]
Operating income (loss)	37,813	28,411	25,810
More Personal Computing
Segment Reporting Information [Line Items]
Operating income (loss)	$ 11,959	$ 10,038	$ 14,410